Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared on the assumption that we will continue as a going concern. As reflected in the accompanying condensed consolidated financial statements, we had a net loss of $3,285,410 and used $1,553,488 of cash in operating activities for the nine months ended September 30, 2018. We had a working capital deficiency of $14,213,930 and a stockholders’ deficiency of $13,458,783 as of September 30, 2018. These factors raise substantial doubt about our ability to continue as a going concern. Our ability to continue as a going concern is dependent on our ability to increase sales and obtain external funding for our projects under development. The financial statements do not include any adjustments that may result from the outcome of this uncertainty.

We had a net loss of $14,591,675 and used cash in operations of $1,469,169 for the year ended December 31, 2017, and had an accumulated deficit of $67,703,218 and a working capital deficiency of $10,716,255 as of December 31, 2017. This raises substantial doubt about our ability to continue as a going concern. Our ability to continue as a going concern is dependent on our ability to raise additional capital through the sale of debt or equity securities or stockholder loans and to implement our business plan. The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

Management believes that we will be able to continue as a going concern through additional affiliate loans, implementation of our strategic operating plan, continuing a multi-focused plan to obtain external capital, and offering sales incentives to accelerate ocean thermal energy conversion (“OTEC”) project development.